FINANCIAL INSTRUMENTS (Details) - Classified as fair value through profit or loss - Classified as fair value - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss	$ (274,841)	$ (71,558)	$ 304,811	$ (79,177)
Physical forward contracts and options
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss	(165,771)	(58,098)	193,357	(124,865)
Financial swap contracts and options
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss	(107,630)	(19,349)	113,857	51,316
Foreign exchange forward contracts
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss	(238)	(6,060)	1,464	(15,139)
Unrealized foreign exchange on Term Loan
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss	(115)	13,649	(2,360)	13,649
Weather derivatives
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss		(547)	(1,896)	(1,159)
Other derivative options
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss	$ (1,087)	$ (1,153)	$ 389	$ (2,979)